           -----------------------------------------------------------
                                 MORGAN STANLEY
                                   DEAN WITTER
                                EMERGING MARKETS
                                   FUND, INC.
           -----------------------------------------------------------






                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1999
                           MORGAN STANLEY DEAN WITTER
                           INVESTMENT MANAGEMENT INC.
                               INVESTMENT ADVISER



                           MORGAN STANLEY DEAN WITTER
                           EMERGING MARKETS FUND, INC.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Michael F. Klein
PRESIDENT AND DIRECTOR

Peter J. Chase
DIRECTOR

John W. Croghan
DIRECTOR

David B. Gill
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Harold J. Schaaff, Jr.
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020
-------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
-------------------------------------------------------------------------------
CUSTODIAN

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
-------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(800) 730-6001
-------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
-------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.msdw.com/institutional/investmentmanagement.

LETTER TO SHAREHOLDERS
---------

For the nine months ended September 30, 1999, the Morgan Stanley Dean Witter Emerging Markets Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 34.75% compared with 32.66% for the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index (the "Index") and 32.83% for the IFC Global Total Return Composite Index. For the period since commencement of operations on November 1, 1991 through September 30, 1999, the Fund's total return, based on net asset value per share, was 125.18% compared with 74.11% for the Index and 49.16% for the IFC Global Total Return Composite Index. On September 30, 1999, the closing price of the Fund's shares on the New York Stock Exchange was $11.00, representing a 21% discount to the Fund's net asset value per share.

Outperformance relative to the Index for the quarter was largely attributable to strong stock selection. Indian and South Korean equity selections were particularly strong as our focus on technology stocks benefited performance. Stock selection in Taiwan, Thailand and Turkey also contributed to performance. On a country basis, our positions in Asia and in the Middle East contributed favorably to performance. Specifically, our overweight positions in Pakistan (+16.5%) and Turkey (+7.9%) in combination with our underweight stance in the Philippines (-23.7%) and Thailand (-32.0%) helped performance. Less favorable were our underweight position in Greece (+33.3%) and overweight stance in Indonesia (-35.1%).

The emerging markets evidenced great diversity in their performances during the third quarter. In general, the positive effects of rallying commodity prices, improving economic fundamentals and strong corporate earnings were eclipsed by investor concerns regarding the direction of U.S. inflation and interest rates. Emerging markets faced great adversities during the third quarter, including heightened political tensions (Indonesia), scandals (Indonesia and South Korea) and earthquakes (Greece, Turkey, Taiwan and Mexico).

The recent widening of risk premia in the emerging markets has been induced by numerous factors, including a global tightening in risk appetite, the rise in U.S. interest rates, the partial Ecuadorian Brady bond default and the violent turmoil in Indonesia. With the reversal of commodity price deflation, many emerging markets are experiencing improvements in their terms of trade. The external surpluses of the Asian economies help to isolate the region from the worst affects of a U.S. monetary tightening. Those countries with current account surpluses or whose current account deficits can be financed by Foreign Direct Investment will have greater flexibility and independence in structuring their economic policies.

The Latin American region declined 9.0% during the third quarter. Political noise and investor skittishness over U.S. inflation and interest rates prevailed over support from improving commodity prices and economic fundamentals, and some robust corporate earnings. Ecuador's partial default set the precarious precedent that defaulting on external debt without an IMF bailout may become the way of the future. Yet the implications may be subdued as the major Latin countries are heavily dependent on foreign capital for their survival and have governments which act more responsibly regarding debt obligations. Within Latin America, we are modestly overweight Brazil. Brazil declined 8.8% during the third quarter, weighed down by the absence of political commitment to enact reforms intended to reduce the fiscal deficit. However, the Brazilian economy has shown great resilience since the currency devaluation at the beginning of the year, as evidenced by rather disciplined inflation and unemployment figures. We believe Brazilian assets are attractively valued and may be poised for a rebound given a decline in domestic interest rates and a cyclical recovery in earnings growth. We are focusing on the telecommunications and energy resources industries in Brazil, where good management and improving operating margins bode well for earnings growth.

Mexico (-13.7%) remains our favorite Latin American market due to promising economic fundamentals and corporate earnings growth potential coupled with attractive valuations. Our relatively neutral stance is based on political anxieties surrounding upcoming elections coupled with the predominance of investor concerns regarding U.S. inflation and interest rates over dynamic corporate earnings. We maintain overweight positions in the building materials and components and broadcasting and publishing industries, focusing on companies such as Cemex and Televisa, which we believe represent strong earnings growth potential.

Asian equities declined 7.7% during the third quarter. Indonesia fell 35.1%, weighed down by political tensions and the emergence of the "Baligate" scandal, involving graft claims against three government agencies. Erupting violence in East Timor at the end of August exacerbated weakening market returns. We maintain our overweight position in Indonesia, as we find asset prices attractive and believe economic rationality will ultimately prevail in the tenuous political situation.

Taiwan (-7.7%) initially benefited during the third quarter from diminishing tensions with China and increased liquidity when MSCI declared on August 12 that it will increase Taiwan's market capitalization weighting from 50% to 100% in the MSCI Emerging Markets Free Index next year. Equities were pulled down towards the end of the third quarter when the most powerful earthquake to ever strike Taiwan hit on September 21. We expect the impact on Taiwanese electronic and semiconductor companies will be limited to the short-term, and we believe that Taiwan is well positioned to gain from the continuing cyclical upturn and trend in outsourcing various computer components. During the third quarter we added to our overweight position in Taiwan, increasing exposure to transportation-shipping and the electronic components and instruments industries.

South Korean equities fell 9.6% during the third quarter, as investor sentiment was dampened by U.S. interest rate anxieties and continued uncertainty and ambiguity regarding the restructuring plans for chaebol Daewoo corporation. We maintain our overweight position in South Korea but trimmed some of our exposure to the South Korean banking industry, based on concerns regarding how the Daewoo group's restructuring may affect the solvency and loan portfolios of creditor banks. We also selectively trimmed significant overweights in stocks such as Samsung Electronics and Korea Telecom.

India was the star performer of the Asian region during the third quarter, gaining 21.2%. Investors were fixated on the upcoming presidential elections in October, anticipating the likely formation of a stable, majority-led government. Such an election outcome would help accelerate the reform process and privatizations. Continued lower inflation and signs of an industrial turnaround indicate the Indian economy is on the mend. We have added to our overweight position in India, as we are compelled by evidence of corporate restructuring and increasing management focus on return on equity. During the third quarter we trimmed some significant overweight positions, such as Infosys and Satyam, to take advantage of price appreciation and to fund other purchases. We believe technology, cyclical and cement companies will continue to perform well.

The Emerging Europe and the Middle East region led the emerging markets during the third quarter, gaining 6.7%. The markets in this region posted mixed returns. Greece (+33.3%), Turkey (+7.9%) and Czech Republic (+7.4%) performed well, while the equities markets in Russia (-31.4%) and Poland (-21.2%) lagged the region. Despite the rally in oil prices, Russia was weighed down by political instability, including upcoming Duma (Russia's lower house of parliament) elections, terrorist bombings in Moscow and the war with Chechnya. Polish equities were pressured by Poland's large current account deficit and the announcement that further privatization of TPSA, Poland's telephone service provider, would be delayed until next year. We maintain overweight positions in both Russia and Poland, concentrating on those holdings that are attractively valued and that we believe are poised for earnings growth over the longer-term.

Turkey had notably strong performance in light of the devastating earthquake on August 17 that killed nearly fifteen thousand people and destroyed residential buildings and commercial and industrial facilities. The Istanbul Stock Exchange was closed until August 26 as companies attempted to assess damage. Stock prices stabilized soon after the market reopened, and promises of international aid including U.S.$330 million from the IMF should help allay the earthquake's financial ramifications. The passage of two key reform bills (social security and international arbitration) by the Turkish parliament in mid-August, that were requisite for receiving new IMF loans, buoyed investor sentiment. We are encouraged by these recent reforms that should foster a structural decline in inflation and future interest rate reductions. We maintain an overweight position in Turkey and took advantage of depressed valuations to add to our holdings.

Greece was the star performer of the Eastern Europe and Middle East region, as the Greek equities market was fueled by tremendous liquidity and bank consolidations. During the third quarter, we reduced our positions in Greece, as we believe Greek equities are expensively valued.

We added to our positions in Israel (-9.6%) during the third quarter, and are now modestly overweight. Positive sentiment in Israel may be reinforced by perceptions of a strong coalition government and progress on the Wye peace agreement, privatizations and rationalizations. However, the limited scope for monetary easing and a widening current account deficit temper enthusiasm for the market. Our purchases in Israel during the third quarter were focused within the electrical and electronics, electronic components and instruments, and telecommunications industries. We purchased technology companies including ECI Telecom and DSP Group, based on attractive valuations coupled with improved operating outlooks.

South African equities declined 3.0% during the third quarter, in sympathy with emerging markets in general. However, performance across industries was uneven, as commodity stocks gained more than 20% while financials and industrials fell over 12%. Interest rates continued to fall during the third quarter, with the prime lending rate dropping from 18% to 15.5%. Stronger commodity prices and foreign exchange inflows from the listing of South African companies in London helped the Rand remain relatively strong. We remain underweight South Africa, yet we increased holdings in some commodity stocks during the third quarter, including Billiton and Amplats, which mine aluminum and platinum, respectively. We reduced holdings in insurance companies, finding more attractive opportunities elsewhere, including stocks in South Africa's information technology sector.

On July 30, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. For the nine months ended September 30, 1999, the Fund repurchased 960,600 shares of its Common Stock at an average price per shars of $9.60 and an average discount of 17.50% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

Sincerely,

/s/ Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR

October 1999


THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.

-------------------------------------------------------------------------------
DAILY NET ASSET AND MARKET VALUES, AS WELL AS MONTHLY PORTFOLIO INFORMATION FOR THE FUND, ARE AVAILABLE ON OUR WEBSITE AT
WWW.MSDW.COM/INSTITUTIONAL/INVESTMENTMANAGEMENT.

Morgan Stanley Dean Witter Emerging Markets Fund, Inc.
Investment Summary as of September 30, 1999 (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


HISTORICAL
INFORMATION

                                                                   TOTAL RETURN (%)
                            ----------------------------------------------------------------------------------------------
                               MARKET VALUE (1)      NET ASSET VALUE (2)        MSCI INDEX (3)            IFC INDEX (4)
                            ---------------------   --------------------     --------------------     --------------------
                                          AVERAGE                AVERAGE                  AVERAGE                  AVERAGE
                            CUMULATIVE     ANNUAL   CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL
                            ----------    -------   ----------   -------     ----------   -------     ----------   -------
        Fiscal Year to Date     35.38%         --       34.75%        --         32.66%        --         32.83%        --
        One Year                60.00      60.00%       55.53     55.53%         56.52     56.52%         54.71     54.71%
        Five Year              -32.85+     -7.66+      -11.87+    -2.50+        -24.65+    -5.50+        -24.99+    -5.59+
        Since Inception*        77.94+      7.55+      125.18+    10.80+         74.11+     7.26+         49.16+     5.18+

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
-------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

                                                             [GRAPH]


                                                      YEAR ENDED DECEMBER 31,                                 NINE MONTHS
                                                                                                                 ENDED
                                                                                                              SEPTEMBER 30,
                                  1991*      1992     1993     1994       1995       1996     1997      1998       1999
                                 ------     ------   ------   ------     ------     ------   ------    ------     ------
Net Asset Value Per Share......  $14.71     $16.74   $28.20   $20.30     $14.69     $15.69   $15.52    $10.33     $13.92
Market Value Per Share.........  $14.25     $18.13   $31.63   $21.50     $15.50     $13.88   $13.06    $ 8.13     $11.00
Premium/(Discount).............   -3.1%       8.3%    12.2%     5.9%       5.5%     -11.5%   -15.9%    -21.3%     -21.0%
Income Dividends...............  $ 0.04     $ 0.01       --       --         --     $ 0.05    $0.01    $ 0.11         --
Capital Gains Distributions....      --     $ 0.01   $ 1.49   $ 6.50     $ 1.29     $ 0.98    $0.01    $ 2.18         --
Fund Total Return (2)..........    4.61%     13.94%   95.22%+  -5.33%    -16.30%+    13.84%   -0.97%   -19.61%     34.75%
MSCI Index Total Return (3)....    9.58%     11.40%   74.84%   -7.32%     -5.21%      6.03%  -11.59%   -25.34%     32.66%
IFC Index Total Return (4).....    5.29%      0.33%   67.50%   -0.53%    -12.32%      7.88%  -14.54%   -21.09%     32.83%

(1)    Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Morgan Stanley Capital International Emerging Markets Free Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.
(4) The IFC Global Total Return Composite Index is an unmanaged index of common stocks of developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa, including dividends.
*      The Fund commenced operations on November 1, 1991.
+ This return does not include the effect of the rights issued in connection with the Rights Offering.

Morgan Stanley Dean Witter Emerging Markets Fund, Inc.
Portfolio Summary as of September 30, 1999 (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                                  [CHART}

Equity Securities                     (95.7%)
Debt Instruments                       (0.2%)
Short-Term Investments                 (4.1%)

-------------------------------------------------------------------------------
INDUSTRIES

                                  [CHART}

Appliances & Household Durables       (7.3%)
Banking                               (9.2%)
Beverages & Tobacco                   (5.9%)
Broadcasting & Publishing             (4.1%)
Data Processing & Reproduction        (5.3%)
Electrical & Electronics              (7.1%)
Electronic Components, Instruments   (10.1%)
Financial Services                    (3.1%)
Telecommunications--Integrated       (14.4%)
Telecommunications--Wireless          (3.4%)
Other                                (30.1%)

-------------------------------------------------------------------------------
COUNTRY WEIGHTINGS

                                  [CHART}

South Korea                           (15.2%)
Taiwan                                (14.7%)
India                                 (11.9%)
Mexico                                (11.0%)
Brazil                                 (8.4%)
South Africa                           (6.7%)
Turkey                                 (6.0%)
Israel                                 (4.3%)
Indonesia                              (3.0%)
Greece                                 (2.2%)
Other                                 (16.6%)

-------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*

                                  [CHART}

                                     PERCENT OF
                                     NET ASSETS
                                     ----------
1.  Samsung Electronics
    (South Korea)                       6.4%
2.  Taiwan Semiconductor (Taiwan)       3.4
3.  Telemex (Mexico)                    3.1
4.  Infosys Technology Ltd. (India)     2.9
5.  Grupo Televisa (Mexico)             2.3
6.  Hellenic Telecommunication
    Organization (OTE) (Greece)         2.1
7.  Korea Telecom (South Korea)         2.1
8.  Cemex SA (Mexico)                   2.1
9.  FEMSA (Mexico)                      1.6
10. United Microelectronics (Taiwan)    1.5
                                       -----
                                       27.5%
                                       -----
                                       -----

*   Excludes short-term investments.

FINANCIAL STATEMENTS
---------
STATEMENT OF NET ASSETS (UNAUDITED)
---------
SEPTEMBER 30, 1999

                                                                      VALUE
                                           SHARES                     (000)
---------------------------------------------------------------------------
 COMMON STOCKS (96.6%)
 (UNLESS OTHERWISE NOTED)
---------------------------------------------------------------------------
 ARGENTINA (0.7%)
 AUTOMOBILES
   CIADEA                                       1          U.S.$        --@
                                                           ----------------

 TELECOMMUNICATIONS--INTEGRATED
   Telecom Argentina ADR                   72,969                     1,947
                                                           ----------------
                                                                      1,947
                                                           ----------------
---------------------------------------------------------------------------
 BRAZIL (8.4%)
 BANKING
   Banco Nacional (Preferred)          61,598,720                         2
   Unibanco (Preferred) GDR               152,140                     2,691
                                                           ----------------
                                                                      2,693
                                                           ----------------
 BEVERAGES & TOBACCO
   Brahma (Preferred)                   1,557,108                       933
                                                           ----------------
 ENERGY SOURCES
   Petrobras (Preferred)               14,428,763                     2,195
(a)Petrobras (Preferred) ADR                7,470                       115
                                                           ----------------
                                                                      2,310
                                                           ----------------
 FOOD & HOUSEHOLD PRODUCTS
   Pao de Acucar (Preferred)            6,460,000                       129
(a)Pao de Acucar (Preferred) ADR            8,110                       161
                                                           ----------------
                                                                        290
                                                           ----------------
 MERCHANDISING
   Lojas Arapua (Preferred)            30,412,000                       --@
(a)Lojas Arapua (Preferred) ADR            31,540                       --@
                                                           ----------------
                                                                        --@
                                                           ----------------
 METALS--STEEL
   CVRD (Preferred) 'A'                    76,263                     1,609
   CVRD (Preferred) ADR                    78,609                     1,660
   Usiminas (Preferred) 'A'                79,200                       260
   Usiminas (Preferred) ADR                13,735                        46
                                                           ----------------
                                                                      3,575
                                                           ----------------
 TELECOMMUNICATIONS--INTEGRATED
   Celular CRT (Preferred)              9,425,376                     1,031
   CRT                                  3,972,249                       435
   CRT (Preferred) 'A'                  9,425,376                     2,116
   Telebras Holders (Preferred) ADR         3,096                       232
   Tele Centro-Sul (Preferred)         97,923,445                     1,091
   Tele Centro-Sul ADR                     11,122                       617
   Tele Norte-Leste (Preferred)        31,599,945                       504
   Tele Norte-Leste (Preferred) ADR        59,057                       915
   Telesp (Preferred)                  16,880,945                       261
   Telesp ADR                              18,890                       298
                                                           ----------------
                                                                      7,500
                                                           ----------------
 TELECOMMUNICATIONS--LONG DISTANCE
   Embratel (Preferred)                23,293,295                       267
   Embratel ADR                            13,867                       158
                                                           ----------------
                                                                        425
                                                           ----------------
 TELECOMMUNICATIONS--WIRELESS
   Tele Celular Sul (Preferred)       116,870,345                       222
   Tele Celular Sul ADR                    11,737          U.S.$        222
   Tele Centro Oeste Celular
     Participacoes SA                   5,994,678                         7
   Tele Nordeste Celular (Preferred)   76,067,945                        92
   Tele Nordeste Celular ADR                2,340                        53
   Tele Sudeste Celular (Preferred)   115,362,555                       507
   Tele Sudeste Celular ADR                25,455                       547
   Telemig Celular (Preferred)        142,521,545                       209
   Telemig Celular ADR                      3,470                       102
   Telerj Celular (Preferred) 'B'       3,756,000                        72
   Telesp Celular (Preferred)          78,673,045                       799
   Telesp Celular (Preferred) 'B'      10,639,001                       565
   Telesp Celular ADR                      42,367                     1,107
                                                           ----------------
                                                                      4,504
                                                           ----------------
 TEXTILES & APPAREL
   Coteminas                            2,200,500                        80
(a)Coteminas ADR                           23,460                        43
                                                           ----------------
                                                                        123
                                                           ----------------
 UTILITIES--ELECTRICAL & GAS
   Cemig (Preferred)                  58,212, 527                       894
   Cemig (Preferred) ADR                   37,013                       565
(a)Cemig (Preferred) ADR                    9,208                       140
                                                           ----------------
                                                                      1,599
                                                           ----------------
                                                                     23,952
                                                           ----------------
---------------------------------------------------------------------------
 CHILE (0.5%)
 BEVERAGES & TOBACCO
   CCU ADR                                 19,008                       437
                                                           ----------------
 MERCHANDISING
   Santa Isabel ADR                         8,598                        66
                                                           ----------------
 UTILITIES -- ELECTRICAL & GAS
   Endesa ADR                              26,945                       350
   Enersis ADR                             32,850                       686
                                                           ----------------
                                                                      1,036
                                                           ----------------
                                                                      1,539
                                                           ----------------
---------------------------------------------------------------------------
 CHINA (0.3%)
 ENERGY SOURCES
   Yanzhou Coal Mining Co.,                28,730                       544
     Ltd. ADR
   Zhenhai Refining & Chemical Co.,     1,151,400                       270
     Ltd. 'H'                                              ----------------
                                                                        814
                                                           ----------------
---------------------------------------------------------------------------
 COLOMBIA (0.0%)
 BANKING
   Bancolombia (Preferred)                  6,249                         7
                                                           ----------------
---------------------------------------------------------------------------
 CZECH REPUBLIC (0.6%)
 TELECOMMUNICATIONS--INTEGRATED
   SPT Telecom                             94,776                     1,442
                                                           ----------------
---------------------------------------------------------------------------


                                   7

                                                                      VALUE
                                           SHARES                     (000)
---------------------------------------------------------------------------
 CZECH REPUBLIC (CONTINUED)
 TELECOMMUNICATIONS--INTEGRATED (CONTINUED)
   SPT Telecom GDR                         27,650          U.S.$        418
                                                           ----------------
                                                                      1,860
                                                           ----------------
---------------------------------------------------------------------------
 EGYPT (0.8%)
 BEVERAGES & TOBACCO
   Al-Ahram Beverages Co. GDR              16,852                       504
   Eastern Tobacco                         14,267                       330
                                                           ----------------
                                                                        834
                                                           ----------------
 BUILDING MATERIALS & COMPONENTS
   Industrial & Engineering
     Enterprises Co.                       10,516                        92
                                                           ----------------
 TELECOMMUNICATIONS--WIRELESS
   Egyptian Company for Mobile
     Services                              42,991                     1,007
                                                           ----------------
 UTILITIES--ELECTRICAL & GAS
   Egypt Gas Co.                            6,100                       228
                                                           ----------------
                                                                      2,161
                                                           ----------------
---------------------------------------------------------------------------
 GREECE (2.2%)
 BANKING
   Commercial Bank of Greece                1,563                       144
                                                           ----------------
 TELECOMMUNICATIONS--INTEGRATED
   Hellenic Telecommunication
      Organization (OTE)                  147,981                     3,450
   Hellenic Telecommunication
      Organization (OTE) ADR              233,209                     2,609
                                                           ----------------
                                                                      6,059
                                                           ----------------
                                                                      6,203
                                                           ----------------
---------------------------------------------------------------------------
 HONG KONG (1.2%)
 APPLIANCES & HOUSEHOLD DURABLES
   Guangdong Kelon
     Electrical Holdings Co.
     Ltd.                                 151,000                       152
                                                           ----------------
 DATA PROCESSING & REPRODUCTION
   China.Com Corp, Class A                  5,600                       364
                                                           ----------------
 ELECTRICAL & ELECTRONICS
   Great Wall Technology Co., Ltd.      1,942,500                     1,251
                                                           ----------------
 ELECTRONIC COMPONENTS, INSTRUMENTS
   Legend Holdings Ltd.                   334,000                       318
                                                           ----------------
 TELECOMMUNICATIONS--WIRELESS
   China Telecom Ltd.                     220,000                       678
                                                           ----------------
 TEXTILES & APPAREL
   YUE Yuen Industrial Holdings           267,000                       670
                                                           ----------------
                                                                      3,433
                                                           ----------------
---------------------------------------------------------------------------
 HUNGARY (0.9%)
 BANKING
   OTP Bank Rt.                            14,728                       651
                                                           ----------------

 TELECOMMUNICATIONS--INTEGRATED
   Matav Rt.                               64,528                       354
   Matav Rt. ADR                           54,455                     1,484
                                                           ----------------
                                                                      1,838
                                                           ----------------
                                                                      2,489
                                                           ----------------
---------------------------------------------------------------------------
 INDIA (11.7%)
 AUTOMOBILES
   Hero Honda Motors Ltd.                 108,400         U.S.$       3,159
   Tata Engineering & Locomotive
     Co. Ltd.                             218,729                     1,356
                                                           ----------------
                                                                      4,515
                                                           ----------------
 BANKING
   State Bank of India Ltd.                    50                        -- @
   State Bank of India Ltd. GDR             3,650                        18
                                                           ----------------
                                                                         18
                                                           ----------------
 BEVERAGES & TOBACCO
   ITC Ltd.                                68,902                     1,300
   Tata Tea Ltd.                           47,850                       664
                                                           ----------------
                                                                      1,964
                                                           ----------------
 BROADCASTING & PUBLISHING
   Zee Telefilms Ltd.                      37,250                     3,822
                                                           ----------------
 BUILDING MATERIALS & COMPONENTS
   Gujarat Ambuja Cements Ltd.             52,000                       588
                                                           ----------------
 CHEMICALS
   Reliance Industries Ltd.                67,349                       366
                                                           ----------------
 DATA PROCESSING & REPRODUCTION
   Infosys Technology Ltd.                 50,050                     8,200
   NIIT Ltd.                               26,000                     1,686
   Satyam Computer Services Ltd.           63,370                     1,638
                                                           ----------------
                                                                     11,524
                                                           ----------------
 ELECTRICAL & ELECTRONICS
   Bharat Heavy Electricals
     Ltd.                                 369,500                     2,315
   Digital Equipment (India) Ltd.          11,000                       187
                                                           ----------------
                                                                      2,502
                                                           ----------------
 FINANCIAL SERVICES
   Housing Development Finance Corp.,
     Ltd.                                  95,610                       630
                                                           ----------------
 FOOD & HOUSEHOLD PRODUCTS
   Hindustan Lever Ltd.                    38,400                     2,257
                                                           ----------------
 HEALTH & PERSONAL CARE
   Dabur India Ltd.                        13,000                       346
                                                           ----------------
 INDUSTRIAL COMPONENTS
   Apollo Tyres Ltd.                        8,450                        45
                                                           ----------------
 MACHINERY & ENGINEERING
   Larsen & Toubro Ltd.                   117,130                       984
                                                           ----------------
 MULTI-INDUSTRY
(b)Morgan Stanley Dean Witter Growth
    Fund                                6,881,800                     1,603
                                                           ----------------
 TELECOMMUNICATIONS--INTEGRATED
   Videsh Sanchar Nigam Ltd. GDR           21,800                       272
                                                           ----------------
 TRANSPORTATION--ROAD & RAIL
   Container Corp. of India
     Ltd.                                 262,600                     1,868
                                                           ----------------
                                                                     33,304
                                                           ----------------
---------------------------------------------------------------------------


                                    8

                                                                      VALUE
                                           SHARES                     (000)
---------------------------------------------------------------------------
 INDONESIA (3.0%)
 BEVERAGES & TOBACCO
   Gudang Garam                         1,230,960          U.S.$      2,494
                                                           ----------------
 BUILDING MATERIALS & COMPONENTS
   Semen Gresik                           604,700                       967
                                                           ----------------
 FOOD & HOUSEHOLD PRODUCTS
   Indofood Sukses Makmur                 777,000                       741
                                                           ----------------
 FOREST PRODUCTS & PAPER
   Asia Pulp & Paper Co., Ltd. ADR        257,625                     1,513
   Indah Kait Pulp & Paper              1,460,805                       523
                                                           ----------------
                                                                      2,036
                                                           ----------------
 TELECOMMUNICATIONS--INTEGRATED
   Telekomunikasi Indonesia ADR           324,864                     2,254
                                                           ----------------
                                                                      8,492
                                                           ----------------
---------------------------------------------------------------------------
 ISRAEL (4.3%)
 BANKING
   Bank Hapoalim Ltd.                     206,200                       507
   Bank Leumi Le-Israel                   313,800                       546
                                                           ----------------
                                                                      1,053
                                                           ----------------
 ELECTRICAL & ELECTRONICS
   Check Point Software
     Technologies                          14,910                     1,259
   Comverse Technology, Inc.               13,250                     1,250
   DSP Communications, Inc.                14,320                       272
   ECI Telecommunications Ltd.             87,272                     2,155
   Elbit Systems Ltd.                           1
   Galileo Technology Ltd.                 21,920                       548
   Gilat Satellite Networks Ltd.           53,770                     2,883
   Nice Systems Ltd.                        4,944                       129
   Nice Systems Ltd. ADR                   19,122                       492
                                                           ----------------
                                                                      8,988
                                                           ----------------
 ELECTRONIC COMPONENTS, INSTRUMENTS
   DSP Group, Inc.                         14,840                       592
   Orbotech Ltd.                           14,115                       873
                                                           ----------------
                                                                      1,465
                                                           ----------------
 TELECOMMUNICATIONS--INTEGRATED
   Amdocs Ltd.                             44,110                       926
                                                           ----------------
                                                                     12,432
                                                           ----------------
---------------------------------------------------------------------------
 MALAYSIA (1.4%)
 BANKING
   Commerce Asset Holding Bhd             104,000                       185
   Malayan Banking Bhd                    279,600                       868
   Public Bank Bhd                        718,000                       586
                                                           ----------------
                                                                      1,639
                                                           ----------------
 BEVERAGES & TOBACCO
   Rothmans of Pall Mall Bhd              139,200                       850
                                                           ----------------
 FOOD & HOUSEHOLD PRODUCTS
   Nestle Bhd                             109,000                       381
                                                           ----------------
 MULTI-INDUSTRY
   Sime Darby Bhd                          83,000                        96
                                                           ----------------
 TELECOMMUNICATIONS--INTEGRATED
   Telekom Malaysia Bhd                   405,000                     1,050
                                                           ----------------
                                                                      4,016
                                                           ----------------
---------------------------------------------------------------------------
 MEXICO (11.0%)
 BANKING
   Banacci 'L'                             45,447          U.S.$         68
   Banamex 'O'                            702,757                     1,264
(a)Bancomer 'B' ADR                        64,825                       292
   Bancomer 'O'                         1,885,881                       424
                                                           ----------------
                                                                      2,048
                                                           ----------------
 BEVERAGES & TOBACCO
   FEMSA                                  982,865                     3,054
   FEMSA ADR                               51,596                     1,616
                                                           ----------------
                                                                      4,670
                                                           ----------------
 BROADCASTING & PUBLISHING
   Grupo Televisa GDR                     163,509                     6,530
                                                           ----------------
 BUILDING MATERIALS & COMPONENTS
   Cemex SA                               509,934                     2,455
   Cemex SA ADR                           143,766                     3,468
                                                           ----------------
                                                                      5,923
                                                           ----------------
 HEALTH & PERSONAL CARE
   Kimberly 'A'                           303,688                     1,072
                                                           ----------------
 MERCHANDISING
   Cifra 'C'                              217,433                       336
   Cifra 'V'                               35,159                        55
   Cifra 'V' ADR                           38,972                       613
                                                           ----------------
                                                                      1,004
                                                           ----------------
 MULTI-INDUSTRY
   ALFA 'A'                               172,475                       719
   Grupo Carso 'A1'                       169,674                       708
                                                           ----------------
                                                                      1,427
                                                           ----------------
 TELECOMMUNICATIONS--INTEGRATED
   Telmex 'L' ADR                         123,634                     8,809
                                                           ----------------
                                                                     31,483
                                                           ----------------
---------------------------------------------------------------------------
 PAKISTAN (0.5%)
 ENERGY SOURCES
   Pakistan State Oil Co.,
     Ltd.                                 200,301                       504
                                                           ----------------
 TELECOMMUNICATIONS--INTEGRATED
   Pakistan Telecommunications
     Co., Ltd.                          2,673,200                     1,056
                                                           ----------------
                                                                      1,560
                                                           ----------------
---------------------------------------------------------------------------
 PHILIPPINES (0.8%)
 BEVERAGES & TOBACCO
   San Miguel Corp. 'B'                   661,936                     1,003
                                                           ----------------
 REAL ESTATE
   SM Prime Holdings, Inc.
     'B'                                3,560,080                       601
                                                           ----------------
 UTILITIES--ELECTRICAL & GAS
   Manila Electric Co. 'B'                222,040                       641
                                                           ----------------
                                                                      2,245
                                                           ----------------
---------------------------------------------------------------------------

                                   9

                                                                      VALUE
                                           SHARES                     (000)
---------------------------------------------------------------------------
 POLAND (1.7%)
 BANKING
   Powszechny Bank Kredytowy                9,230          U.S.$        156
   Powszechny Bank Kredytowy 'C'            1,743                        28
   Wielkopolski Bank Kredytowy             31,287                       165
                                                           ----------------
                                                                        349
                                                           ----------------
 CHEMICALS
   Eastbridge                              33,600                     2,259
                                                           ----------------
 DATA PROCESSING & REPRODUCTION
   Prokom GDR                              21,845                       209
                                                           ----------------
 FOOD & HOUSEHOLD PRODUCTS
   Agros Holdings 'C'                       1,182                         5
                                                           ----------------
 TELECOMMUNICATIONS -- INTEGRATED
   Telekomunikacja Polska GDR             318,670                     1,569
                                                           ----------------
 WHOLESALE & INTERNATIONAL TRADE
   Elektrim                                44,487                       412
                                                           ----------------
                                                                      4,803
                                                           ----------------
---------------------------------------------------------------------------
 RUSSIA (1.9%)
 BROADCASTING & PUBLISHING
   Storyfirst Communications,
     Inc. 'C' (Preferred)                     270                        67
   Storyfirst Communications, Inc.
     'D' (Preferred)                          720                       180
   Storyfirst Communications, Inc.
     'E' (Preferred)                          780                       195
   StoryFirst Communications, Inc.
     'F' (Preferred)                          139                        70
                                                           ----------------
                                                                        512
                                                           ----------------
 ENERGY SOURCES
   LUKoil Holdings ADR                     67,562                     1,841
   Surgutneftegaz ADR                     229,147                     1,532
                                                           ----------------
                                                                      3,373
                                                           ----------------
 FOREST PRODUCTS & PAPER
   Alliance Cellulose Ltd. 'B'            156,075                       248

                                                           ----------------
 TELECOMMUNICATIONS--LONG DISTANCE
   Rostelecom ADR                          34,500                       160
                                                           ----------------
 TELECOMMUNICATIONS--WIRELESS
   Russian Telecom
     Development Corp.                    176,000                       419
     Vimpel-Communications ADR             12,190                       155
                                                           ----------------
                                                                        574
                                                           ----------------
 UTILITIES--ELECTRICAL & GAS
   Unified Energy Systems ADR              11,000                        58
   Unified Energy Systems GDR              95,530                       501
                                                           ----------------
                                                                        559
                                                           ----------------
                                                                      5,426
                                                           ----------------
---------------------------------------------------------------------------
 SINGAPORE (0.2%)
 ELECTRICAL & ELECTRONICS
   Natsteel Electronics Ltd.               70,000          U.S.$        262
                                                           ----------------
 ELECTRONIC COMPONENTS, INSTRUMENTS
   Venture Manufacturing Ltd.              33,000                       287
                                                           ----------------
                                                                        549
                                                           ----------------
---------------------------------------------------------------------------
 SOUTH AFRICA (6.7%)
 BANKING
   Nedcor Ltd.                             72,109                     1,413
                                                           ----------------
 BEVERAGES & TOBACCO
   Rembrandt Group Ltd.                   121,165                       924
   South African Breweries plc            192,680                     1,646
                                                           ----------------
                                                                      2,570
                                                           ----------------
 BUSINESS & PUBLIC SERVICES
   Educor                                 365,634                       215
                                                           ----------------
 CHEMICALS
   SASOL Ltd.                              49,100                       378
                                                           ----------------
 ELECTRICAL & ELECTRONICS
   Comparex Holdings Ltd.                  45,870                       308
   Dimensions Data Holdings Ltd.           75,090                       298
                                                           ----------------
                                                                        606
                                                           ----------------
 FINANCIAL SERVICES
   ABSA Group Ltd.                        322,358                     1,262
   B.O.E. Corp. Ltd. 'N'                2,079,976                     1,178
   FirstRand Ltd.                       1,396,660                     1,419
                                                           ----------------
                                                                      3,859
                                                           ----------------
 GOLD MINES
   AngloGold Ltd.                           5,450                       343
                                                           ----------------
 INSURANCE
   New Africa Investments
     Ltd. (Preferred) 'N'                 977,910                       391
                                                           ----------------
 MERCHANDISING
   Ellerine Holdings Ltd.                 152,380                       593
                                                           ----------------
 METALS--NON FERROUS
   Anglo American plc, ADR                 36,840                       977
   Billiton plc                           291,200                     1,208
                                                           ----------------
                                                                      2,185
                                                           ----------------
 MISC. MATERIALS & COMMODITIES
   Anglo American plc                           9                         1
   Billiton plc                           157,900                       662
   De Beers                               105,550                     2,901
   De Beers ADR                            13,200                       356
                                                           ----------------
                                                                      3,920
                                                           ----------------
 MULTI-INDUSTRY
   Bidvest Group Ltd.                     383,182                     2,553
(b)Morgan Stanley Dean Witter Africa
     Investment Fund, Inc.                  9,670                        91
                                                           ----------------
                                                                      2,644
                                                           ----------------
                                                                     19,117
                                                           ----------------
---------------------------------------------------------------------------


                                      10

                                                                      VALUE
                                           SHARES                     (000)
---------------------------------------------------------------------------
 SOUTH KOREA (15.2%)
 APPLIANCES & HOUSEHOLD DURABLES
   L.G. Electronics                        43,870          U.S.$      1,471
   Samsung Electronics Co.                113,182                    18,329
                                                           ----------------
                                                                     19,800
                                                           ----------------
 BANKING
   Hana Bank                               59,800                       443
   Hanvit Bank                            248,100                       928
   Hanvit Bank GDR                         95,050                       689
   Housing & Commercial Bank               35,140                       679
   Kookmin Bank                            99,680                     1,249
                                                           ----------------
                                                                      3,988
                                                           ----------------
 CHEMICALS
   L.G. Chemical Ltd.                      30,600                       888
                                                           ----------------
 DATA PROCESSING & REPRODUCTION
   Trigem Computer Inc.                    34,243                     2,350
                                                           ----------------
 ELECTRICAL & ELECTRONICS
   Samsung Electro-Mechanics Co.           12,287                       626
                                                           ----------------
 FINANCIAL SERVICES
   Daewoo Securities Co.                   57,037                       842
   Good Morning Securities Co.            178,180                     1,025
                                                           ----------------
                                                                      1,867
                                                           ----------------
 METALS--STEEL
   Pohang Iron & Steel Co., Ltd.           17,150                     1,966
   Pohang Iron & Steel Co., Ltd. ADR        8,700                       272
                                                           ----------------
                                                                      2,238
                                                           ----------------
 MISC. MATERIALS & COMMODITIES
   Hankuk Glass Industry Co., Ltd.         23,420                       449
                                                           ----------------
 TELECOMMUNICATIONS -- INTEGRATED
   Korea Telecom Corp.                     27,700                     1,710
   Korea Telecom Corp. ADR                115,500                     4,274
                                                           ----------------
                                                                      5,984
                                                           ----------------
 TELECOMMUNICATIONS -- WIRELESS
   SK Telecom Co., Ltd.                     1,067                       987
   SK Telecom Co., Ltd. ADR                65,935                       680
                                                           ----------------
                                                                      1,667
                                                           ----------------
 UTILITIES -- ELECTRICAL & GAS
   Korea Electric Power
     Corp. ADR                            228,904                     3,677
                                                           ----------------
                                                                     43,534
                                                           ----------------
---------------------------------------------------------------------------
 TAIWAN(14.7%)
 BANKING
   Bank Sinopac                            41,839                        22
   Chinatrust Commercial Bank             906,240                       782
   E. Sun Commercial Bank                 100,620                        39
   First Commercial Bank                  274,000                       358
   International Commercial Bank of       887,700                       867
     China
   Taishin International Bank             822,120                       456
   United World Chinese Commercial
     Bank                                  22,920                        28
                                                           ----------------
                                                                      2,552
                                                           ----------------
 CHEMICALS
   Formosa Plastics Corp.                 393,030                       761
---------------------------------------------------------------------------
   Nan Ya Plastic Corp.                   534,460             U.S.$     850
                                                           ----------------
                                                                      1,611
                                                           ----------------
 DATA PROCESSING & REPRODUCTION
   Quanta Computer, Inc.                   67,678                       563
                                                           ----------------
 ELECTRICAL & ELECTRONICS
   Acer, Inc.                             533,300                       966
   Acer, Inc. GDR                          30,000                       545
   Acer Peripherals, Inc.                 212,000                       521
   Silicon Integrated Systems Corp.       145,000                       525
   Siliconware Precision Industries       929,874                     1,552
     Co.
   Winbond Electronics Corp.              163,000                       285
                                                           ----------------
                                                                      4,394
                                                           ----------------
 ELECTRONIC COMPONENTS, INSTRUMENTS
   Advanced Semiconductor
     Engineering, Inc.                    482,257                     1,375
   ASE Test Ltd.                           10,400                       252
   Asustek Computer, Inc.                 427,679                     4,257
   Compal Electronics, Inc.               402,021                     1,273
   Compeq Manufacturing Co., Ltd.         329,000                     1,554
   Hon Hai Precision Industry             585,720                     3,837
   Ritek, Inc.                             43,000                       288
   Taiwan Semiconductor Co.             2,275,430                     9,568
   United Microelectronics Corp.
     Ltd.                               1,879,000                     4,379
                                                           ----------------
                                                                     26,783
                                                           ----------------
 FINANCIAL SERVICES
   China Development Corp.                391,400                       594
                                                           ----------------
 INSURANCE
   Cathay Life Insurance Co.
     Ltd.                                 230,200                       595
                                                           ----------------
 MERCHANDISING
   President Chain Store
     Corp.                                186,763                       529
                                                           ----------------
 METALS--STEEL
   China Steel Corp.                    2,063,600                     1,677
                                                           ----------------
 TEXTILES & APPAREL
   Far East Textile Ltd.                1,467,600                     2,085
                                                           ----------------
 TRANSPORTATION--SHIPPING
   Evergreen Marine Corp.                 600,000                       574
                                                           ----------------
                                                                     41,957
                                                           ----------------
---------------------------------------------------------------------------
 THAILAND (1.9%)
 BANKING
   Siam Commercial Bank
     Public Co., Ltd.
     (Preferred)                          247,600                       222
---------------------------------------------------------------------------


                                   11

                                                                       VALUE
                                           SHARES                      (000)
----------------------------------------------------------------------------
 THAILAND (CONTINUED)
 BANKING (CONTINUED)
   Thai Farmers Bank Ltd. (Foreign)       230,900             U.S.$     272
                                                              -------------
                                                                        494
                                                              -------------
 BROADCASTING & PUBLISHING
   BEC World Public Co.,
     Ltd. (Foreign)                       145,400                       788
                                                              -------------
 BUILDING MATERIALS & COMPONENTS
   Siam City Cement Public
     Co., Ltd. (Foreign)                  338,233                     1,041
                                                              -------------
 ELECTRICAL & ELECTRONICS
   Delta Electronics Public
     Co., Ltd. (Foreign)                  129,840                     1,154
   Shinawatra Computer Public Co.,
     Ltd. (Foreign)                       127,000                       524
                                                              -------------
                                                                      1,678
                                                              -------------
 TELECOMMUNICATIONS -- WIRELESS
   Advanced Info. Services
     Public Co., Ltd.
     (Foreign)                            117,700                     1,345
                                                              -------------
                                                                      5,346
                                                              -------------
---------------------------------------------------------------------------
 TURKEY (6.0%)
 APPLIANCES & HOUSEHOLD DURABLES
    Vestel Elektronik Sanayi
     Ve Ticaret AS                      8,079,292                       981
                                                              -------------
 BANKING
(a)Akbank TAS                              20,940                        62
   Akbank TAS                          83,255,550                     1,245
   Turkiye Garanti Bankasi            238,123,600                     1,729
   Turkiye Is Bankasi                 104,094,800                     1,918
   Yapi Ve Kredi Bankasi              249,284,661                     3,404
                                                              -------------
                                                                      8,358
                                                              -------------
 BEVERAGES & TOBACCO
   Ege Biracilik Ve Malt
     Sanayii                           26,451,000                       860
     Erciyas Biracilik                  4,524,000                       100
                                                              -------------
                                                                        960
                                                              -------------
 BUSINESS & PUBLIC SERVICES
   Dogan Holding                      152,268,000                     2,178
                                                              -------------
 ENERGY SOURCES
   Tupras-Turkiye Petrol
     Rafinerileri AS                   10,054,000                       643
                                                              -------------
 FINANCIAL SERVICES
   Dogan Yayin Holding                 70,298,000                       282
   Sabanci Holdings                    56,574,000                     1,471
                                                              -------------
                                                                      1,753
                                                              -------------
 MERCHANDISING
   Migros Turk TAS                     1,290,000                        559
                                                              -------------
 METALS--STEEL
    Eregli Demir Ve Celik Fabrikalari
       TAS                            50,566,000                      1,151
                                                              -------------
---------------------------------------------------------------------------
 MULTI-INDUSTRY
   Koc Holding                          5,433,000             U.S.$     524
                                                              -------------
                                                                     17,107
                                                              -------------
---------------------------------------------------------------------------
 TOTAL COMMON STOCKS
    (Cost U.S.$256,153)                                             275,776
                                                              -------------
---------------------------------------------------------------------------

                                           NO. OF
                                           RIGHTS
----------------------------------------------------------------------------
 RIGHTS(0.1%)
----------------------------------------------------------------------------
 BRAZIL (0.0%)
 FOOD & HOUSEHOLD PRODUCTS
   Pao de Acucar                        1,616,579                        --@
                                                              -------------
---------------------------------------------------------------------------
 TAIWAN (0.0%)
 BANKING
   Taishin International Bank           1,151,000                        46
 ELECTRICAL & ELECTRONICS
   Acer, Inc.                             212,000                        16
                                                              -------------
                                                                         62
                                                              -------------
---------------------------------------------------------------------------
 THAILAND(0.1%)
 BANKING
   Thai Farmers Bank Ltd.                 230,900                       159
                                                              -------------

 TOTAL RIGHTS
    (Cost U.S.$290)                                                     221
                                                              -------------
                                           NO. OF
                                         WARRANTS
---------------------------------------------------------------------------
 WARRANTS (0.2%)
---------------------------------------------------------------------------
 THAILAND(0.2%)
 BANKING
   Siam Commercial Bank Public Co.
     Ltd. (Foreign), expiring 6/22/04   1,642,000                       471
   Siam Commercial Bank Public Co. Ltd.,
     expiring 5/10/02                     280,333                        70
                                                              -------------
    (Cost U.S.$ --@)                                                    541
                                                              -------------
                                           NO. OF
                                            UNITS
---------------------------------------------------------------------------
 UNITS (0.1%)
---------------------------------------------------------------------------
 RUSSIA (0.1%)
 BROADCASTING & PUBLISHING
   Storyfirst Communications, Inc.,
     First Section, Tranche 1
     (Convertible)                            604                       151
---------------------------------------------------------------------------


                                   12

                                           NO. OF                      VALUE
                                            UNITS                      (000)
----------------------------------------------------------------------------
 RUSSIA (CONTINUED)
 BROADCASTING & PUBLISHING (CONTINUED)
   Storyfirst Communications, Inc., First      35             U.S.$       9
     Section, Tranche I  (Convertible)
   Storyfirst Communications, Inc., Second
     Section, Tranche II (Convertible)        152                        38
   Storyfirst Communications, Inc., Tranche
     IV (Convertible)                         207                        51
                                                              -------------
    (Cost U.S.$1,192)                                                   249
                                                              -------------
---------------------------------------------------------------------------
                                             FACE
                                           AMOUNT
                                            (000)
---------------------------------------------------------------------------
 DEBT INSTRUMENTS (0.2%)
---------------------------------------------------------------------------
 INDIA (0.2%)
 MULTI-INDUSTRY
  (c)DCM Shriram Industries Ltd.   INR
      9.90%, 2/21/02                          335                       234
     DCM Shriram Industries Ltd.
     (Convertible)
      7.50%, 2/21/02                          330                       174
     Shri Ishar Alloy Steels Ltd.
      15.00%, 4/21/01                         581                       103
                                                              -------------
    (Cost U.S.$1,495)                                                   511
                                                              -------------
---------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS (3.3%)
---------------------------------------------------------------------------
 UNITED STATES (3.3%)
 REPURCHASE AGREEMENT
   Chase  Securities, Inc., 5.05%,
     dated  9/30/99, due
     10/1/99, to be repurchased
     at U.S.$9,283 collateralized
     by U.S.$8,680 United States
     Treasury Bonds, 7.125%,
     due 2/15/23, valued at
     U.S.$9,510
   (Cost U.S.$9,282)               U.S .$   9,282                      9,282
                                                              --------------
----------------------------------------------------------------------------
                                                  FACE
                                                AMOUNT                 VALUE
                                                 (000)                 (000)
---------------------------------------------------------------------------
 FOREIGN CURRENCY ON DEPOSIT WITH
  CUSTODIAN (0.9%)
  Brazil Real                  BRL                 252                  131
  Egyptian Pound               EGP                 123                   36
  Greek Drachma                GDR              65,693                  213
  Hungarian Forint             HUF               1,885                    8
  Indian Rupee                 INR              66,811                1,533
  Indonesian Rupiah            IDR             334,255                   40
  Mexican Peso                 MXP                 261                   28
  Pakistani Rupee              PKR               3,988                   75
  Philippine Peso              PHP               1,687                   41
  Polish Zloty                 PLZ                  24                    6
  South African Rand           ZAR               1,864                  311
  South Korean Won             KRW             243,375                  200
  Taiwan Dollar                TWD               1,968                   62
                                                              -------------
    (Cost U.S.$2,688)                                                 2,684
                                                              -------------
---------------------------------------------------------------------------
 TOTAL INVESTMENTS (101.4%)
    (Cost U.S.$271,100)                                             289,264
                                                              -------------
---------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES (-1.4%)
   Other Assets                          U.S.$  15,052
   Liabilities                                 (18,979)              (3,927)
                                         --------------      --------------
---------------------------------------------------------------------------
 NET ASSETS (100%)
    Applicable to 20,494,744 issued and
    outstanding U.S.$0.01 par value shares
     (100,000,000 shares authorized)                          U.S. $285,337
                                                             --------------
---------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE                                    U.S. $  13.92
                                                              -------------
---------------------------------------------------------------------------

     (a) - 144A Security-certain conditions for public sale may exist.

     (b) - The Fund is advised by an affiliate.

     (c) - Variable/floating rate security-rate disclosed is as of September 30, 1999.

       @ - Amount is less than U.S.$500.

     ADR - American Depositary Receipt

     GDR - Global Depositary Receipt


                                       13